Supplemental Cash Flow Disclosures	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Supplemental cash flow disclosures
10. Supplemental cash flow disclosures
The following table represents supplemental cash flow disclosures of non-cash
investing and financing activities:

	Fiscal year ended March 31,
(In thousands)	2023	2022	2021
Non-cash investing activity:
Unpaid purchases of property and equipment	$206	$138	$820
Non-cash financing activity:
Capitalized offering costs	$(5,331)	$5,331	$1,696
Legal settlement paid by Parent(1)	$20,428	$—	$—
Paid-in-kind dividend for Series A redeemable preferred units	$21,427	$—	$—
Settlement of assets and liabilities with Parent	$52,529	$—	$—

(1)	amount presented in fiscal year 2023 is net of insurance recovery of $22.3 million as further described in Note 12.